Shareholder Report, Holdings (Details) - Rule One Fund - Founders Class Shares	Jun. 30, 2026
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.38%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.15%
Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.51%)
Federated Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.15%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%
Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%
Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
Lululemon Athletica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
CALL Zoetis, Inc. 01/21/2028 C40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pool Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Zoetis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Federal National Mortgage Assoc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.77%